Property, Plant and Equipment - Summary of Net Carrying Amount of Machinery and Equipment, Vehicles and Furniture and Fixtures Acquired Under Finance Lease Agreements (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	S/ 197,484	S/ 186,695	S/ 201,082
Net carrying amount	865,735	1,113,599	1,111,757	S/ 1,147,018
Finance Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of acquisition	650,301	800,927	735,591
Accumulated depreciation	(351,447)	(386,411)	(327,465)
Net carrying amount	S/ 298,854	S/ 414,516	S/ 408,126